Equity Method Investments - Narrative (Details) $ in Millions	1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2025 rig	Jun. 30, 2025 rig	Oct. 30, 2025 rig	Jun. 30, 2025 employee	Dec. 31, 2025 rig jointVentureCompany	Dec. 31, 2024 USD ($) rig
Schedule of Equity Method Investments [Line Items]
Jack-up rigs suspended and reccomenced | employee				3
Number of rigs terminated	1	1
Number of Jack-up rigs leased to third parties						5
Perfomex
Schedule of Equity Method Investments [Line Items]
Number of owned rigs					1
Number of third-party owned rigs					2
Irco
Schedule of Equity Method Investments [Line Items]
Number of subsidiary rigs						3
Number of Jack-up rigs leased to third parties						5
Perfomex and Ircomex
Schedule of Equity Method Investments [Line Items]
Number of owned rigs						2
Number of third-party owned rigs						2
Irco and Ircomex
Schedule of Equity Method Investments [Line Items]
Number of rigs terminated			2
Ircomex
Schedule of Equity Method Investments [Line Items]
Number of subsidiary rigs					2
Opex Perforadora S.A. de C.V. (“Opex”) | Perfomex
Schedule of Equity Method Investments [Line Items]
Service agreement termination fee payable | $						$ 35.0
Service agreement termination fee payable, per jack-up rig | $						$ 7.0
Opex Perforadora S.A. de C.V. (“Opex”) | Perfomex and Opex
Schedule of Equity Method Investments [Line Items]
Number of rigs						5
Perfomex and Perfomex II
Schedule of Equity Method Investments [Line Items]
Percentage acquired share by the entity					51.00%
Number of joint ventures for bareboat charters | jointVentureCompany					2
Perfomex and Perfomex II | Proyectos Globales de Energia y Servicos CME, S.A. DE C.V.
Schedule of Equity Method Investments [Line Items]
Percentage acquired share by the entity					49.00%